Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			¥ 64,932
Interest income on impaired loans			706
Interest on impaired loans collected in cash	¥ 690	¥ 748	661
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			24,721
Interest income on impaired loans			446
Interest on impaired loans collected in cash			403
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			5,077
Interest income on impaired loans			141
Interest on impaired loans collected in cash			137
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			3,926
Interest income on impaired loans			57
Interest on impaired loans collected in cash			50
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			15,718
Interest income on impaired loans			248
Interest on impaired loans collected in cash			216
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			37,103
Interest income on impaired loans			121
Interest on impaired loans collected in cash			119
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			137
Interest income on impaired loans			2
Interest on impaired loans collected in cash			2
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			2,954
Interest income on impaired loans			0
Interest on impaired loans collected in cash			0
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			1,621
Interest income on impaired loans			30
Interest on impaired loans collected in cash			30
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			5,785
Interest income on impaired loans			0
Interest on impaired loans collected in cash			0
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			6,754
Interest income on impaired loans			76
Interest on impaired loans collected in cash			75
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			19,852
Interest income on impaired loans			13
Interest on impaired loans collected in cash			12
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans			3,108
Interest income on impaired loans			139
Interest on impaired loans collected in cash			¥ 139